T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

January 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.3%
Corporate Bonds 0.3%
Telecom Argentina, 6.50%, 6/15/21 (USD) (1)	200,000	199
		199
Government Bonds 0.0%
Republic of Argentina, VR, 0.00%, 12/15/35 (USD)	450,000	8
		8
Total Argentina (Cost $200)		207

BANGLADESH 0.2%
Common Stocks 0.2%
BRAC Bank (2)	215,000	125
Total Bangladesh (Cost $152)		125

BRAZIL 0.8%
Common Stocks 0.0%
XP, Class A (USD) (2)	333	13
		13
Corporate Bonds 0.8%
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	200,000	213
Usiminas International, 5.875%, 7/18/26 (USD) (1)	245,000	264
		477
Total Brazil (Cost $451)		490

CANADA 1.7%
Bank Loans 0.6% (3)
Stars Group Holdings, FRN, 3M USD LIBOR + 3.50%, 5.445%,
7/10/25 (USD)	386,299	388
		388
Corporate Bonds 1.1%
Enbridge, Series 16-A, VR, 6.00%, 1/15/77 (USD) (4)	250,000	267

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
GFL Environmental, 5.125%, 12/15/26 (USD) (1)	50,000	52
Transcanada Trust, Series 16-A, VR, 5.875%, 8/15/76 (USD)
(4)(5)	350,000	381
		700
Total Canada (Cost $1,078)		1,088

CHINA 1.3%
Corporate Bonds 1.3%
361 Degrees International, 7.25%, 6/3/21 (USD)	200,000	181
China Evergrande Group, 6.25%, 6/28/21 (USD)	200,000	193
Times China Holdings, 7.85%, 6/4/21 (USD)	400,000	408
Total China (Cost $772)		782

GERMANY 0.1%
Common Stocks 0.1%
Knorr-Bremse	544	59
Total Germany (Cost $51)		59

HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank	3,000	139
Total Hungary (Cost $108)		139

INDIA 0.5%
Common Stocks 0.5%
Maruti Suzuki India	1,800	174
Shriram Transport Finance	11,000	157
Total India (Cost $349)		331

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 0.4%
Corporate Bonds 0.4%
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (1)	200,000	220
Total Netherlands (Cost $200)		220

UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Network International Holdings (GBP) (2)	10,022	80
Total United Arab Emirates (Cost $63)		80

UNITED KINGDOM 0.8%
Corporate Bonds 0.8%
Avon International Capital, 6.50%, 8/15/22 (USD) (1)(5)	500,000	516
Total United Kingdom (Cost $500)		516

UNITED STATES 80.9%
Corporate Bonds 14.2%
Albertsons, 3.50%, 2/15/23	310,000	315
Anixter, 5.125%, 10/1/21 (5)	600,000	625
Arconic, 6.15%, 8/15/20	200,000	204
Arconic, 5.40%, 4/15/21	200,000	206
Cincinnati Bell, 8.00%, 10/15/25 (1)	500,000	532
CSC Holdings, 10.875%, 10/15/25 (1)	300,000	332
Eldorado Resorts, 7.00%, 8/1/23	400,000	415
Genesis Energy, 6.00%, 5/15/23 (5)	400,000	402
HCA Healthcare, 6.25%, 2/15/21 (5)	750,000	778
Hexion, 7.875%, 7/15/27 (1)(5)	200,000	206
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	200,000	226
Kosmos Energy, 7.125%, 4/4/26	200,000	203
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)(5)	200,000	212
NBCUniversal Enterprise, 5.25% (1)(6)	200,000	205
Nielsen Finance, 5.00%, 4/15/22 (1)(5)	200,000	201
Nielsen Luxembourg, 5.50%, 10/1/21 (1)	400,000	400
NuStar Logistics, 4.80%, 9/1/20 (5)	200,000	202
NVA Holdings, 6.875%, 4/1/26 (1)	15,000	16
Pattern Energy Group, 5.875%, 2/1/24 (1)	400,000	411
Solera, 10.50%, 3/1/24 (1)(5)	300,000	318
T-Mobile USA, 6.375%, 3/1/25	750,000	773
Tech Data, 3.70%, 2/15/22	400,000	412
Univision Communications, 6.75%, 9/15/22 (1)	400,000	406
USA Compression Partners, 6.875%, 9/1/27	270,000	281
William Lyon Homes, 5.875%, 1/31/25	400,000	411
Zayo Group, 5.75%, 1/15/27 (1)	200,000	204
		8,896
Bank Loans 13.2% (3)
Advanced Disposal Services, FRN, 3M USD LIBOR + 2.25%,
3.816%, 11/10/23	595,122	595
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.395%,
2/27/23	497,475	497
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.145%, 8/4/25	430,000	436
B&G Foods, FRN, 1M USD LIBOR + 2.50%, 4.145%, 10/10/26	139,650	140
CEOC, FRN, 3M USD LIBOR + 2.00%, 3.645%, 10/7/24	412,170	412
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.50%, 5.145%,
5/16/24	84,575	85
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%,
8.41%, 7/20/26	300,000	300
FHC Health Systems, FRN, 3M USD LIBOR + 4.00%, 5.945%,
12/23/21	396,875	396
Fleet U. S. Bidco, FRN, 1M USD LIBOR + 3.25%, 5.235%,
10/7/26 (7)	164,588	165
Froneri U. S. , FRN, 1M USD LIBOR + 5.75%, 7.353%, 1/29/28 (7)	105,000	107
Hostess Brands, FRN, 1M USD LIBOR + 2.25%, 3.99%, 8/3/25	300,000	300
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 4.50%,
6.432%, 1/2/24	355,000	358
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 8.395%,
3/16/26	373,667	363
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%,
3.895%, 3/24/25	274,965	273
OMNOVA Solutions, FRN, 3M USD LIBOR + 3.25%, 4.895%,
8/25/23	298,252	298
Pacific Gas & Electric, FRN, 3M USD LIBOR + 2.25%, 3.95%,
12/31/20 (7)	485,000	486
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 4.895%,
10/1/25	397,990	402
Rent-A-Center, FRN, 3M USD LIBOR + 4.50%, 6.25%, 8/5/26	299,250	299
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
5.645%, 8/14/26	159,600	160
Solera, FRN, 3M USD LIBOR + 2.75%, 4.395%, 3/3/23	397,933	398
Tacala Investment, FRN, 1M USD LIBOR + 7.75%, 9.395%,
1/30/26	430,000	428
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 5.658%,
4/4/25	394,000	394
Vertiv Group, FRN, 3M USD LIBOR + 4.00%, 5.645%, 11/30/23	600,000	599
Vungle, FRN, 1M USD LIBOR + 5.50%, 7.145%, 9/30/26	294,263	293
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 4.603%, 2/5/26	50,000	50
		8,234
Common Stocks 0.5%
Bill. com Holdings (2)	123	6
Bristol-Myers Squibb, CVR (2)	1,900	7
Cloudflare, Class A (2)	3,588	64
Collier Creek Holdings (2)	14,339	162
Conyers Park II Acquisition (2)	3,442	38
Exagen (2)	552	12
Health Catalyst (2)	562	18
Sentinel Energy Services, EC (2)(7)	28,029	—
		307

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Convertible Preferred Stocks 2.5%
American Electric Power, 6.125%, 3/15/22	2,179	127
Assurant, Series D, 6.50%, 3/15/21	1,600	206
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	3,500	230
Broadcom, Series A, 8.00%, 9/30/22	188	216
Danaher, Series A, 4.75%, 4/15/22 (5)	180	219
DTE Energy, 6.25%, 11/1/22	2,533	131
Elanco Animal Health, 5.00%, 2/1/23	155	8
Sempra Energy, Series A, 6.00%, 1/15/21	1,600	203
Sempra Energy, Series B, 6.75%, 7/15/21	500	63
Southern, Series A, 6.75%, 8/1/22	2,987	171
		1,574
Preferred Stocks 0.7%
Federal National Mortgage Association, 7.625% (6)	6,000	62
NuStar Logistics, VR, 8.565%, 1/15/43	13,000	344
		406
Bond Mutual Funds 40.9%
T. Rowe Price Dynamic Credit Fund - I Class, 4.90% (8)(9)	548,914	5,594
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.23% (8)(9)	340,518	3,085
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 2.08% (8)(9)	3,346,590	16,900
		25,579
Equity Mutual Funds 8.9%
T. Rowe Price Global Stock Fund (8)	120,693	5,600
		5,600
Total United States (Cost $49,904)		50,596

SHORT-TERM INVESTMENTS 8.6%
Money Market Funds 8.6%
T. Rowe Price Government Reserve Fund, 1.57% (8)(10)	5,392,157	5,392
Total Short-Term Investments (Cost $5,392)		5,392
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.8%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4.8%
Short-Term Funds 4.8%
T. Rowe Price Short-Term Fund, 1.75% (8)(10)	301,531	3,015
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		3,015
Total Securities Lending Collateral (Cost $3,015)		3,015

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

		Par/Shares	$ Value
(Amount in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.1%
Description	Contracts	Notional Amount	$ Value
Cincinnati Bell, Put, 8/21/20 @ $10.00 (2)	200	274	1
Invesco QQQ Trust, Series 1, Put, 3/20/20 @ $189.00
(2)	30	514	3
SPDR S&P 500 ETF Trust, Put, 2/21/20 @ $320.00
(2)	40	1,287	18
SPDR S&P 500 ETF Trust, Put, 3/20/20 @ $299.00
(2)	30	965	8
SPDR S&P 500 ETF Trust, Put, 3/20/20 @ $320.00
(2)	20	644	14
Vaneck Vectors Semiconductor ETF, Put, 2/21/20 @
$130.00 (2)	90	1,238	13
Vaneck Vectors Semiconductor ETF, Put, 5/15/20 @
$119.00 (2)	20	275	4
Total Options Purchased (Cost $79)			61

Total Investments in Securities 100.8%
(Cost $62,314)			$63,101
Other Assets Less Liabilities (0.8)%			(513)
Net Assets 100.0%			$62,588

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,920 and represents 7.9% of net assets.
(2)	Non-income producing
(3)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(5)	All or a portion of this security is on loan at January 31, 2020.
(6)	Perpetual security with no stated maturity date.
(7)	Level 3 in fair value hierarchy.
(8)	Affiliated Companies
(9)	SEC 30-day yield
(10)	Seven-day yield
1M ADBB	One month AUD bank bill
1M CAD CDOR	One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR	One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR	One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR	One month DKK CIBOR (Copenhagen interbank offered rate)
1M EUR LIBOR	One month EUR EURIBOR (EURO interbank offered rate)
1M GBP LIBOR	One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR	One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR	One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR	One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR	One month SEK STIBOR (Stockholm interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore China Renminbi
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain.
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

TRY	Turkish Lira
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description	Contracts Notional Amount		$ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
2/21/20 @ $87.00	466	4,079	(21)
S&P 500 Index, Call, 2/21/20 @ $3,325.00	8	2,580	(6)
S&P 500 Index, Call, 2/21/20 @ $3,350.00	8	2,580	(2)
S&P 500 Index, Call, 2/21/20 @ $3,300.00	8	2,580	(11)
S&P 500 Index, Put, 2/21/20 @ $3,075.00	17	5,483	(26)
U.S. Treasury Long Bond futures contracts, Call,
2/21/20 @ $162.00	12	1,962	(29)
U.S. Treasury Long Bond futures contracts, Call,
2/21/20 @ $160.00	14	2,290	(54)
U.S. Treasury Long Bond futures contracts, Put,
2/21/20 @ $154.00	12	1,962	—
U.S. Treasury Long Bond futures contracts, Put,
2/21/20 @ $153.00	14	2,290	—
Total Options Written (Premiums $(111))			$(149)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
SWAPS (0.4)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

BILATERAL SWAPS (0.4)%

Credit Default Swaps, Protection Bought (0.0)%

Sweden (0.0)%

Goldman Sachs, Protection Bought (Relevant
Credit: Stena, 7.00% 2/1/24), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/21
(EUR)	100	(6)	(1)	(5)

Total Sweden			(1)	(5)

Total Bilateral Credit Default Swaps, Protection Bought			(1)	(5)

Total Return Swaps (0.4)%

Australia (0.0)%

Citibank, Pay Underlying Reference: Australia &
New Zealand Banking Group Monthly, Receive
Variable 0.43% (1M ADBB + (0.40)%) Monthly,
1/19/22	15	—	—	—

Citibank, Pay Underlying Reference: Australia &
New Zealand Banking Group Monthly, Receive
Variable 0.43% (1M ADBB + (0.40)%) Monthly,
1/20/22	131	(2)	—	(2)

Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia Monthly,
Receive Variable 0.43% (1M ADBB + (0.40)%)
Monthly, 1/19/22	17	—	—	—

Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia Monthly,
Receive Variable 0.43% (1M ADBB + (0.40)%)
Monthly, 1/20/22	176	(2)	—	(2)

Citibank, Pay Underlying Reference: Fortescue
Metals Group Monthly, Receive Variable 0.43%
(1M ADBB + (0.40)%) Monthly, 1/20/22	163	(6)	—	(6)

Citibank, Pay Underlying Reference: National
Australia Bank Monthly, Receive Variable 0.43%
(1M ADBB + (0.40)%) Monthly, 1/19/22	22	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Citibank, Pay Underlying Reference: National
Australia Bank Monthly, Receive Variable 0.43%
(1M ADBB + (0.40)%) Monthly, 1/20/22	140	(3)	—	(3)

Citibank, Pay Underlying Reference: Westpac
Banking Monthly, Receive Variable 0.43% (1M
ADBB + (0.40)%) Monthly, 1/19/22	15	—	—	—

Citibank, Pay Underlying Reference: Westpac
Banking Monthly, Receive Variable 0.43% (1M
ADBB + (0.40)%) Monthly, 1/20/22	132	(1)	—	(1)

Citibank, Receive Underlying Reference:
Northern Star Resources Monthly, Pay Variable
1.23% (1M ADBB + 0.40%) Monthly, 1/20/22	142	6	—	6

JPMorgan Chase, Pay Underlying Reference:
National Australia Bank Monthly, Receive
Variable 0.527% (1M ADBB + (0.303)%) Monthly,
1/19/22	1	—	—	—

JPMorgan Chase, Pay Underlying Reference:
National Australia Bank Monthly, Receive
Variable 0.527% (1M ADBB + (0.303)%) Monthly,
1/20/22	26	(1)	—	(1)

JPMorgan Chase, Pay Underlying Reference:
Westpac Banking Monthly, Receive Variable
0.53% (1M ADBB + (0.30)%) Monthly, 1/20/22	26	—	—	—

Morgan Stanley, Pay Underlying Reference:
Australia & New Zealand Banking Group
Monthly, Receive Variable 0.43% (1M ADBB +
(0.40)%) Monthly, 1/20/22	25	—	—	—

Morgan Stanley, Pay Underlying Reference:
Fortescue Metals Group Monthly, Receive
Variable 0.43% (1M ADBB + (0.40)%) Monthly,
1/20/22	108	(4)	—	(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
National Australia Bank Monthly, Receive
Variable 0.43% (1M ADBB + (0.40)%) Monthly,
1/20/22	25	(1)	—	(1)

Total Australia			—	(14)

Austria (0.0)%

JPMorgan Chase, Receive Underlying
Reference: BAWAG Group Monthly, Pay Variable
(0.108)% (1M EUR LIBOR + 0.35%) Monthly,
1/20/22	28	—	—	—

Morgan Stanley, Receive Underlying Reference:
BAWAG Group Monthly, Pay Variable 0.092%
(1M EUR LIBOR + 0.55%) Monthly, 1/20/22	167	(3)	—	(3)

Total Austria			—	(3)

Belgium (0.0)%

Goldman Sachs, Receive Underlying Reference:
Umicore Monthly, Pay Variable (0.058)% (1M
EUR LIBOR + 0.40%) Monthly, 1/20/22	59	(3)	—	(3)

Total Belgium			—	(3)

Bermuda (0.0)%

Citibank, Receive Underlying Reference: Hiscox
Monthly, Pay Variable 0.996% (1M GBP LIBOR +
0.35%) Monthly, 1/20/22	145	(5)	—	(5)

Goldman Sachs, Receive Underlying Reference:
Axis Capital Holdings Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	60	3	—	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Credicorp Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	128	(4)	—	(4)

Total Bermuda			—	(6)

Brazil 0.0%

Morgan Stanley, Receive Underlying Reference:
Magazine Luiza Monthly, Pay Variable 2.119%
(1M USD LIBOR + 0.45%) Monthly, 1/20/22	193	2	—	2

Total Brazil			—	2

British Virgin Islands 0.0%

Citibank, Pay Underlying Reference: Mail. Ru
Group Monthly, Receive Variable 1.309% (1M
USD LIBOR + (0.35)%) Monthly, 1/20/22	1	—	—	—

Citibank, Pay Underlying Reference: Mail. Ru
Group Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	2	—	—	—

Total British Virgin Islands			—	—

Canada (0.1)%

Citibank, Receive Underlying Reference: Sprott
Physical Gold and Silver Trust Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	22	1	—	1

Goldman Sachs, Receive Underlying Reference:
Bombardier, Class B Monthly, Pay Variable
2.429% (1M CAD CDOR + 0.40%) Monthly,
1/20/22	144	(34)	—	(34)

Morgan Stanley, Receive Underlying Reference:
ERO Monthly, Pay Variable 2.579% (1M CAD
CDOR + 0.55%) Monthly, 1/20/22	189	(19)	—	(19)

Morgan Stanley, Receive Underlying Reference:
Franco-Nevada Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	95	7	—	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Interfor Monthly, Pay Variable 2.579% (1M CAD
CDOR + 0.55%) Monthly, 1/20/22	246	(6)	—	(6)

Morgan Stanley, Receive Underlying Reference:
Kirkland Lake Gold Monthly, Pay Variable
2.579% (1M CAD CDOR + 0.55%) Monthly,
1/19/22	117	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Sprott Physical Gold and Silver Trust Monthly,
Pay Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	67	2	—	2

Morgan Stanley, Receive Underlying Reference:
West Fraser Timber Monthly, Pay Variable
2.579% (1M CAD CDOR + 0.55%) Monthly,
1/20/22	264	(14)	—	(14)

Total Canada			—	(70)

Cayman Islands (0.1)%

Citibank, Receive Underlying Reference: Geely
Automobile Holdings Monthly, Pay Variable
2.355% (1M HKD HIBOR + 0.40%) Monthly,
1/20/22	191	(5)	—	(5)

Citibank, Receive Underlying Reference: Minth
Group Monthly, Pay Variable 2.355% (1M HKD
HIBOR + 0.40%) Monthly, 1/20/22	242	(6)	—	(6)

Goldman Sachs, Pay Underlying Reference:
Alibaba Group Holding Monthly, Receive
Variable 1.269% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	98	8	—	8

Goldman Sachs, Pay Underlying Reference:
Tencent Holdings Monthly, Receive Variable
1.259% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	73	3	—	3

Goldman Sachs, Pay Underlying Reference:
Tencent Holdings Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	185	12	—	12

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Alibaba Group Holding Monthly, Receive
Variable 1.269% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	140	12	—	12

Morgan Stanley, Receive Underlying Reference:
Geely Automobile Holdings Monthly, Pay
Variable 2.505% (1M HKD HIBOR + 0.55%)
Monthly, 1/20/22	398	(11)	—	(11)

Morgan Stanley, Receive Underlying Reference:
Minth Group Monthly, Pay Variable 2.505% (1M
HKD HIBOR + 0.55%) Monthly, 1/20/22	181	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Renrui Human Resources Technology Holdings
Monthly, Pay Variable 2.505% (1M HKD HIBOR +
0.55%) Monthly, 1/19/22	1,061	9	—	9

UBS Securities, Receive Underlying Reference:
Geely Automobile Holdings Monthly, Pay
Variable 2.305% (1M HKD HIBOR + 0.35%)
Monthly, 1/20/22	955	(26)	—	(26)

UBS Securities, Receive Underlying Reference:
Minth Group Monthly, Pay Variable 2.305% (1M
HKD HIBOR + 0.35%) Monthly, 1/20/22	1,148	(30)	—	(30)

Total Cayman Islands			—	(39)

China (0.0)%

UBS Securities, Receive Underlying Reference:
BTG Hotels Group, Class A Monthly, Pay
Variable 3.179% (1M CNH HIBOR + F%)
Monthly, 1/20/22	1,016	(21)	—	(21)

Total China			—	(21)

Denmark 0.0%

Citibank, Pay Underlying Reference: Vestas Wind
Systems Monthly, Receive Variable (0.84)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/20/22	647	(3)	—	(3)

Goldman Sachs, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.89)% (1M DKK CIBOR + (0.40)%)
Monthly, 1/20/22	382	4	—	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: Ascendis Pharma Monthly, Pay
Variable 2.019% (1M USD LIBOR + 0.35%)
Monthly, 1/20/22	154	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
Coloplast, Class B Monthly, Receive Variable
(0.89)% (1M DKK CIBOR + (0.40)%) Monthly,
1/20/22	1,616	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference: DSV
PANALPINA Monthly, Receive Variable (0.89)%
(1M DKK CIBOR + (0.40)%) Monthly, 1/20/22	857	5	—	5

Morgan Stanley, Pay Underlying Reference:
Vestas Wind Systems Monthly, Receive Variable
(0.89)% (1M DKK CIBOR + (0.40)%) Monthly,
1/20/22	815	(5)	—	(5)

UBS Securities, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.89)% (1M DKK CIBOR + (0.40)%)
Monthly, 1/20/22	295	3	—	3

UBS Securities, Pay Underlying Reference: ISS
Monthly, Receive Variable (0.89)% (1M DKK
CIBOR + (0.40)%) Monthly, 1/20/22	1,855	10	—	10

UBS Securities, Pay Underlying Reference:
Vestas Wind Systems Monthly, Receive Variable
(0.89)% (1M DKK CIBOR + (0.40)%) Monthly,
1/20/22	689	(4)	—	(4)

Total Denmark			—	4

Finland 0.0%

Citibank, Pay Underlying Reference: Metso
Monthly, Receive Variable (0.808)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/20/22	81	9	—	9

Morgan Stanley, Pay Underlying Reference:
Metso Monthly, Receive Variable (0.858)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/20/22	147	16	—	16

Morgan Stanley, Receive Underlying Reference:
Sampo, A Shares Monthly, Pay Variable 0.092%
(1M EUR LIBOR + 0.55%) Monthly, 1/20/22	72	3	—	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Wartsila Monthly, Pay Variable 0.092% (1M EUR
LIBOR + 0.55%) Monthly, 1/20/22	189	12	—	12

UBS Securities, Receive Underlying Reference:
Sampo, A Shares Monthly, Pay Variable (0.108)%
(1M EUR LIBOR + 0.35%) Monthly, 1/20/22	38	2	—	2

UBS Securities, Receive Underlying Reference:
Sampo, A Shares Monthly, Pay Variable (0.101)%
(1M EUR LIBOR + 0.35%) Monthly, 1/19/22	206	(1)	—	(1)

Total Finland			—	41

France 0.2%

Citibank, Pay Underlying Reference: Klepierre
Monthly, Receive Variable (0.808)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/20/22	134	10	—	10

Citibank, Pay Underlying Reference: Natixis
Monthly, Receive Variable (0.808)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/20/22	44	1	—	1

Citibank, Pay Underlying Reference: Unibail-
Rodamco-Westfield Monthly, Receive Variable
(0.808)% (1M EUR LIBOR + (0.35)%) Monthly,
1/20/22	482	45	—	45

Citibank, Pay Underlying Reference: Valeo
Monthly, Receive Variable (0.808)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/20/22	109	17	—	17

Citibank, Receive Underlying Reference: AXA
Monthly, Pay Variable (0.108)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/20/22	355	(2)	—	(2)

Citibank, Receive Underlying Reference: Eutelsat
Monthly, Pay Variable (0.108)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/20/22	52	(3)	—	(3)

Citibank, Receive Underlying Reference: Rexel
Monthly, Pay Variable (0.108)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/20/22	60	(5)	—	(5)

Citibank, Receive Underlying Reference:
Sartorius Stedim Biotech Monthly, Pay Variable
(0.108)% (1M EUR LIBOR + 0.35%) Monthly,
1/20/22	48	1	—	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Arkema Monthly, Receive Variable (0.858)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/20/22	277	14	—	14

Morgan Stanley, Pay Underlying Reference: Cie
de Saint-Gobain Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	143	5	—	5

Morgan Stanley, Pay Underlying Reference:
Ingenico Group Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	97	(6)	—	(6)

Morgan Stanley, Pay Underlying Reference:
Unibail-Rodamco-Westfield Monthly, Receive
Variable (0.858)% (1M EUR LIBOR + (0.40)%)
Monthly, 1/19/22	153	14	—	14

Morgan Stanley, Pay Underlying Reference:
Unibail-Rodamco-Westfield Monthly, Receive
Variable (0.858)% (1M EUR LIBOR + (0.40)%)
Monthly, 1/20/22	61	6	—	6

Morgan Stanley, Receive Underlying Reference:
AXA Monthly, Pay Variable 0.092% (1M EUR
LIBOR + 0.55%) Monthly, 1/20/22	133	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
BioMerieux Monthly, Pay Variable 0.092% (1M
EUR LIBOR + 0.55%) Monthly, 1/20/22	225	12	—	12

Morgan Stanley, Receive Underlying Reference:
Eutelsat Monthly, Pay Variable 0.092% (1M EUR
LIBOR + 0.55%) Monthly, 1/20/22	79	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Sartorius Stedim Biotech Monthly, Pay Variable
0.092% (1M EUR LIBOR + 0.55%) Monthly,
1/20/22	32	—	—	—

Morgan Stanley, Receive Underlying Reference:
Thales Monthly, Pay Variable 0.092% (1M EUR
LIBOR + 0.55%) Monthly, 1/20/22	184	6	—	6

UBS Securities, Pay Underlying Reference:
LVMH Moet Hennessy Louis Vuitton Monthly,
Receive Variable (0.858)% (1M EUR LIBOR +
(0.40)%) Monthly, 1/20/22	117	11	—	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
JCDecaux Monthly, Pay Variable (0.108)% (1M
EUR LIBOR + 0.35%) Monthly, 1/20/22	48	(4)	—	(4)

Total France			—	116

Germany (0.2)%

Citibank, Pay Underlying Reference: Delivery
Hero Monthly, Receive Variable (0.816)% (1M
EUR LIBOR + (0.35)%) Monthly, 1/19/22	2	—	—	—

Citibank, Pay Underlying Reference: Delivery
Hero Monthly, Receive Variable (0.808)% (1M
EUR LIBOR + (0.35)%) Monthly, 1/19/22	5	—	—	—

Citibank, Pay Underlying Reference: Fresenius
Monthly, Receive Variable (0.808)% (1M EUR
LIBOR + (0.35)%) Monthly, 1/20/22	125	7	—	7

Citibank, Pay Underlying Reference: MTU Aero
Engines Monthly, Receive Variable (0.808)% (1M
EUR LIBOR + (0.35)%) Monthly, 1/20/22	64	1	—	1

Citibank, Receive Underlying Reference: Allianz
Monthly, Pay Variable (0.107)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/19/22	198	(4)	—	(4)

Citibank, Receive Underlying Reference: Allianz
Monthly, Pay Variable (0.104)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/19/22	249	(4)	—	(4)

Citibank, Receive Underlying Reference:
Brenntag Monthly, Pay Variable (0.108)% (1M
EUR LIBOR + 0.35%) Monthly, 1/20/22	190	(6)	—	(6)

Citibank, Receive Underlying Reference:
Continental Monthly, Pay Variable (0.108)% (1M
EUR LIBOR + 0.35%) Monthly, 1/20/22	16	(2)	—	(2)

Citibank, Receive Underlying Reference:
Deutsche Wohnen Monthly, Pay Variable
(0.108)% (1M EUR LIBOR + 0.35%) Monthly,
1/20/22	23	1	—	1

Citibank, Receive Underlying Reference: Infineon
Technologies Monthly, Pay Variable (0.108)%
(1M EUR LIBOR + 0.35%) Monthly, 1/19/22	124	(10)	—	(10)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Citibank, Receive Underlying Reference:
Sartorius Monthly, Pay Variable (0.108)% (1M
EUR LIBOR + 0.35%) Monthly, 1/20/22	64	(1)	—	(1)

Goldman Sachs, Pay Underlying Reference:
Covestro Monthly, Receive Variable (0.858)%
(1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	51	3	—	3

Goldman Sachs, Pay Underlying Reference:
Deutsche Post Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	2	—	—	—

Goldman Sachs, Pay Underlying Reference:
Deutsche Telekom Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	68	—	—	—

Goldman Sachs, Pay Underlying Reference:
Merck Monthly, Receive Variable (0.858)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/20/22	251	—	—	—

Goldman Sachs, Pay Underlying Reference:
Muenchener Rueckversicherungs-Gesellschaft
Monthly, Receive Variable (0.858)% (1M EUR
LIBOR + (0.40)%) Monthly, 1/20/22	68	—	—	—

Goldman Sachs, Pay Underlying Reference:
Vonovia Monthly, Receive Variable (0.858)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/20/22	199	(9)	—	(9)

Goldman Sachs, Receive Underlying Reference:
Brenntag Monthly, Pay Variable (0.058)% (1M
EUR LIBOR + 0.40%) Monthly, 1/20/22	134	(4)	—	(4)

Goldman Sachs, Receive Underlying Reference:
Continental Monthly, Pay Variable (0.058)% (1M
EUR LIBOR + 0.40%) Monthly, 1/20/22	235	(32)	—	(32)

Goldman Sachs, Receive Underlying Reference:
Deutsche Wohnen Monthly, Pay Variable
(0.058)% (1M EUR LIBOR + 0.40%) Monthly,
1/20/22	263	14	—	14

Goldman Sachs, Receive Underlying Reference:
Infineon Technologies Monthly, Pay Variable
(0.058)% (1M EUR LIBOR + 0.40%) Monthly,
1/20/22	51	(4)	—	(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: KION Group Monthly, Pay Variable
(0.058)% (1M EUR LIBOR + 0.40%) Monthly,
1/19/22	172	(1)	—	(1)

JPMorgan Chase, Receive Underlying
Reference: KION Group Monthly, Pay Variable
(0.054)% (1M EUR LIBOR + 0.40%) Monthly,
1/19/22	80	—	—	—

Morgan Stanley, Pay Underlying Reference:
Covestro Monthly, Receive Variable (0.858)%
(1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	65	3	—	3

Morgan Stanley, Pay Underlying Reference:
Deutsche Boerse Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	157	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Deutsche Post Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	247	21	—	21

Morgan Stanley, Pay Underlying Reference:
Deutsche Telekom Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	259	2	—	2

Morgan Stanley, Pay Underlying Reference:
Hannover Rueck Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	275	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference:
Muenchener Rueckversicherungs-Gesellschaft
Monthly, Receive Variable (0.854)% (1M EUR
LIBOR + (0.40)%) Monthly, 1/19/22	43	1	—	1

Morgan Stanley, Receive Underlying Reference:
Daimler Monthly, Pay Variable 0.092% (1M EUR
LIBOR + 0.55%) Monthly, 1/20/22	26	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Infineon Technologies Monthly, Pay Variable
0.097% (1M EUR LIBOR + 0.55%) Monthly,
1/19/22	74	(7)	—	(7)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Infineon Technologies Monthly, Pay Variable
0.099% (1M EUR LIBOR + 0.55%) Monthly,
1/19/22	58	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Sartorius Monthly, Pay Variable 0.092% (1M EUR
LIBOR + 0.55%) Monthly, 1/20/22	85	(1)	—	(1)

UBS Securities, Pay Underlying Reference:
Fresenius Medical Care Monthly, Receive
Variable (0.858)% (1M EUR LIBOR + (0.40)%)
Monthly, 1/20/22	38	(2)	—	(2)

UBS Securities, Pay Underlying Reference:
Hannover Rueck Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	161	(2)	—	(2)

UBS Securities, Pay Underlying Reference:
Siemens Healthineers Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	91	1	—	1

UBS Securities, Receive Underlying Reference:
Daimler Monthly, Pay Variable (0.108)% (1M EUR
LIBOR + 0.35%) Monthly, 1/20/22	289	(37)	—	(37)

UBS Securities, Receive Underlying Reference:
Telefonica Deutschland Holding Monthly, Pay
Variable (0.108)% (1M EUR LIBOR + 0.35%)
Monthly, 1/20/22	64	(1)	—	(1)

Total Germany			—	(90)

India (0.0)%

Morgan Stanley, Receive Underlying Reference:
ICICI Bank Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	150	(4)	—	(4)

Total India			—	(4)

Ireland 0.0%

Bank of America, Pay Underlying Reference:
Pentair Monthly, Receive Variable 1.269% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	180	11	—	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: Linde Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	289	(12)	—	(12)

Morgan Stanley, Pay Underlying Reference:
Johnson Controls International Monthly, Receive
Variable 1.369% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	96	3	—	3

Morgan Stanley, Pay Underlying Reference:
Seagate Technology Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	406	24	—	24

UBS Securities, Pay Underlying Reference: CRH
Monthly, Receive Variable 0.246% (1M GBP
LIBOR + (0.40)%) Monthly, 1/20/22	137	7	—	7

Total Ireland			—	33

Italy (0.1)%

Goldman Sachs, Receive Underlying Reference:
Salvatore Ferragamo Monthly, Pay Variable
(0.058)% (1M EUR LIBOR + 0.40%) Monthly,
1/20/22	42	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference:
doValue Monthly, Receive Variable (0.858)% (1M
EUR LIBOR + (0.40)%) Monthly, 1/20/22	83	—	—	—

Morgan Stanley, Pay Underlying Reference:
Telecom Italia Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	126	5	—	5

Morgan Stanley, Receive Underlying Reference:
Eni Monthly, Pay Variable 0.092% (1M EUR
LIBOR + 0.55%) Monthly, 1/19/22	662	(60)	—	(60)

Morgan Stanley, Receive Underlying Reference:
Eni Monthly, Pay Variable 0.099% (1M EUR
LIBOR + 0.55%) Monthly, 1/19/22	35	(3)	—	(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Salvatore Ferragamo Monthly, Pay Variable
(0.108)% (1M EUR LIBOR + 0.35%) Monthly,
1/20/22	7	(1)	—	(1)

Total Italy			—	(63)

Japan 0.0%

Citibank, Pay Underlying Reference: Ajinomoto
Monthly, Receive Variable (0.491)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	6,389	1	—	1

Citibank, Pay Underlying Reference: Bridgestone
Monthly, Receive Variable (0.491)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22	14,837	1	—	1

Citibank, Pay Underlying Reference: Calbee
Monthly, Receive Variable (0.491)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	8,326	1	—	1

Citibank, Pay Underlying Reference: Kakaku. com
Monthly, Receive Variable (0.491)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	5,710	2	—	2

Citibank, Pay Underlying Reference: KDDI
Monthly, Receive Variable (0.491)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	6,867	—	—	—

Citibank, Pay Underlying Reference: Sysmex
Monthly, Receive Variable (0.491)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	8,457	(2)	—	(2)

Citibank, Pay Underlying Reference: Yamato
Holdings Monthly, Receive Variable (0.491)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	6,793	2	—	2

Citibank, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.309% (1M JPY
LIBOR + 0.40%) Monthly, 1/20/22	23,988	(15)	—	(15)

Citibank, Receive Underlying Reference: Mitsui
Fudosan Monthly, Pay Variable 0.309% (1M JPY
LIBOR + 0.40%) Monthly, 1/19/22	22,069	11	—	11

Citibank, Receive Underlying Reference:
Sumitomo Metal Mining Monthly, Pay Variable
0.309% (1M JPY LIBOR + 0.40%) Monthly,
1/20/22	6,172	(4)	—	(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Citibank, Receive Underlying Reference: Takeda
Pharmaceutical Monthly, Pay Variable 0.309%
(1M JPY LIBOR + 0.40%) Monthly, 1/20/22	6,159	(2)	—	(2)

Goldman Sachs, Receive Underlying Reference:
SoftBank Group Monthly, Pay Variable 2.069%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	180	(17)	—	(17)

Morgan Stanley, Pay Underlying Reference:
Asahi Group Holdings Monthly, Receive Variable
(0.491)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	11,362	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference:
Bridgestone Monthly, Receive Variable (0.491)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	22,857	2	—	2

Morgan Stanley, Pay Underlying Reference:
Canon Monthly, Receive Variable (0.491)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	25,805	8	—	8

Morgan Stanley, Pay Underlying Reference:
Daifuku Monthly, Receive Variable (0.491)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	15,884	10	—	10

Morgan Stanley, Pay Underlying Reference:
Honda Motor Monthly, Receive Variable
(0.491)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	73,945	41	—	41

Morgan Stanley, Pay Underlying Reference: NEC
Monthly, Receive Variable (0.491)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22	12,844	—	—	—

Morgan Stanley, Pay Underlying Reference:
Omron Monthly, Receive Variable (0.491)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	16,075	—	—	—

Morgan Stanley, Pay Underlying Reference:
Sega Sammy Holdings Monthly, Receive
Variable (0.491)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22	15,389	9	—	9

Morgan Stanley, Pay Underlying Reference:
Seven & i Holdings Monthly, Receive Variable
(0.491)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	27,619	2	—	2

Morgan Stanley, Pay Underlying Reference: SG
Holdings Monthly, Receive Variable (0.491)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	5,128	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Softbank Monthly, Receive Variable (0.491)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	4,431	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
SUMCO Monthly, Receive Variable (0.491)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	30,592	23	—	23

Morgan Stanley, Pay Underlying Reference:
Sysmex Monthly, Receive Variable (0.491)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	6,150	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference:
Toyota Motor Monthly, Receive Variable
(0.491)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	56,005	2	—	2

Morgan Stanley, Receive Underlying Reference:
Asics Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	6,644	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Denso Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	75,398	(50)	—	(50)

Morgan Stanley, Receive Underlying Reference:
Disco Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	2,654	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Fancl Monthly, Pay Variable 0.316% (1M JPY
LIBOR + 0.40%) Monthly, 1/19/22	1,153	—	—	—

Morgan Stanley, Receive Underlying Reference:
Hitachi Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	9,940	(6)	—	(6)

Morgan Stanley, Receive Underlying Reference:
Isuzu Motors Monthly, Pay Variable 0.459% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/22	9,862	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	7,996	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Mercari Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22	3,787	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Mercari Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	6,312	(5)	—	(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
ORIX Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	31,541	2	—	2

Morgan Stanley, Receive Underlying Reference:
Panasonic Monthly, Pay Variable 0.459% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/22	8,599	1	—	1

Morgan Stanley, Receive Underlying Reference:
Relo Group Monthly, Pay Variable 0.457% (1M
JPY LIBOR + 0.55%) Monthly, 1/19/22	43,822	(15)	—	(15)

Morgan Stanley, Receive Underlying Reference:
Sansan Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22	3,360	—	—	—

Morgan Stanley, Receive Underlying Reference:
SMC Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	10,660	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
Sony Monthly, Pay Variable 0.459% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	3,152	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Suzuki Motor Monthly, Pay Variable 0.459% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/22	16,970	10	—	10

Morgan Stanley, Receive Underlying Reference:
Taiyo Yuden Monthly, Pay Variable 0.459% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/22	5,468	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Tokyo Tatemono Monthly, Pay Variable 0.459%
(1M JPY LIBOR + 0.55%) Monthly, 1/19/22	10,723	5	—	5

UBS Securities, Pay Underlying Reference:
Bridgestone Monthly, Receive Variable (0.491)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	22,456	3	—	3

UBS Securities, Pay Underlying Reference:
Nomura Holdings Monthly, Receive Variable
(0.491)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	12,377	1	—	1

UBS Securities, Pay Underlying Reference: Ono
Pharmaceutical Monthly, Receive Variable
(0.491)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	28,008	3	—	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

UBS Securities, Pay Underlying Reference:
Softbank Monthly, Receive Variable (0.491)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	4,431	(1)	—	(1)

UBS Securities, Pay Underlying Reference:
SUMCO Monthly, Receive Variable (0.491)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	14,531	12	—	12

UBS Securities, Receive Underlying Reference:
Asics Monthly, Pay Variable 0.259% (1M JPY
LIBOR + 0.35%) Monthly, 1/20/22	7,641	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
Heiwa Real Estate Monthly, Pay Variable 0.26%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	13,721	8	—	8

UBS Securities, Receive Underlying Reference:
Hitachi Monthly, Pay Variable 0.259% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22	3,614	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
Hoshizaki Monthly, Pay Variable 0.259% (1M JPY
LIBOR + 0.35%) Monthly, 1/20/22	12,961	3	—	3

UBS Securities, Receive Underlying Reference:
JINS Holdings Monthly, Pay Variable 0.259% (1M
JPY LIBOR + 0.35%) Monthly, 1/20/22	6,984	—	—	—

UBS Securities, Receive Underlying Reference:
Mitsui Fudosan Monthly, Pay Variable 0.26% (1M
JPY LIBOR + 0.35%) Monthly, 1/19/22	25,557	14	—	14

UBS Securities, Receive Underlying Reference:
Nintendo Monthly, Pay Variable 0.259% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22	21,535	(10)	—	(10)

UBS Securities, Receive Underlying Reference:
Nintendo Monthly, Pay Variable 0.26% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22	8,624	(4)	—	(4)

UBS Securities, Receive Underlying Reference:
NTT DOCOMO Monthly, Pay Variable 0.259%
(1M JPY LIBOR + 0.35%) Monthly, 1/20/22	5,245	—	—	—

UBS Securities, Receive Underlying Reference:
Relo Group Monthly, Pay Variable 0.266% (1M
JPY LIBOR + 0.35%) Monthly, 1/19/22	27,601	1	—	1

UBS Securities, Receive Underlying Reference:
Relo Group Monthly, Pay Variable 0.268% (1M
JPY LIBOR + 0.35%) Monthly, 1/19/22	5,495	(2)	—	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Sumitomo Metal Mining Monthly, Pay Variable
0.259% (1M JPY LIBOR + 0.35%) Monthly,
1/20/22	1,715	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
TDK Monthly, Pay Variable 0.266% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22	11,833	—	—	—

UBS Securities, Receive Underlying Reference:
Tokyo Tatemono Monthly, Pay Variable 0.259%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	14,807	6	—	6

UBS Securities, Receive Underlying Reference:
Tokyo Tatemono Monthly, Pay Variable 0.26%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	20,319	6	—	6

Total Japan			—	13

Jersey (0.0)%

Citibank, Pay Underlying Reference: Ferguson
Monthly, Receive Variable 0.296% (1M GBP
LIBOR + (0.35)%) Monthly, 1/20/22	55	4	—	4

Goldman Sachs, Receive Underlying Reference:
WPP Monthly, Pay Variable 1.046% (1M GBP
LIBOR + 0.40%) Monthly, 1/20/22	70	(8)	—	(8)

Morgan Stanley, Receive Underlying Reference:
Aptiv Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	107	(4)	—	(4)

UBS Securities, Receive Underlying Reference:
WPP Monthly, Pay Variable 0.996% (1M GBP
LIBOR + 0.35%) Monthly, 1/20/22	76	(9)	—	(9)

Total Jersey			—	(17)

Netherlands (0.0)%

Citibank, Receive Underlying Reference: Adyen
Monthly, Pay Variable (0.116)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/19/22	31	3	—	3

Citibank, Receive Underlying Reference: Adyen
Monthly, Pay Variable (0.108)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/19/22	61	6	—	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Citibank, Receive Underlying Reference: Airbus
Monthly, Pay Variable (0.108)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/19/22	175	(1)	—	(1)

Citibank, Receive Underlying Reference: Prosus
Monthly, Pay Variable (0.116)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/19/22	69	(4)	—	(4)

Citibank, Receive Underlying Reference: Prosus
Monthly, Pay Variable (0.108)% (1M EUR LIBOR
+ 0.35%) Monthly, 1/19/22	177	(15)	—	(15)

Goldman Sachs, Pay Underlying Reference:
Koninklijke KPN Monthly, Receive Variable
(0.858)% (1M EUR LIBOR + (0.40)%) Monthly,
1/20/22	74	5	—	5

Morgan Stanley, Receive Underlying Reference:
Constellium Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	103	(13)	—	(13)

UBS Securities, Receive Underlying Reference:
Airbus Monthly, Pay Variable (0.108)% (1M EUR
LIBOR + 0.35%) Monthly, 1/20/22	55	(1)	—	(1)

Total Netherlands			—	(20)

Norway (0.0)%

Citibank, Pay Underlying Reference: Telenor
Monthly, Receive Variable 1.29% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/22	483	(3)	—	(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Telenor Monthly, Receive Variable 1.24% (1M
NOK NIBOR + (0.40)%) Monthly, 1/20/22	989	(6)	—	(6)

Total Norway			—	(9)

Portugal (0.0)%

Morgan Stanley, Receive Underlying Reference:
Galp Energia SGPS Monthly, Pay Variable
0.092% (1M EUR LIBOR + 0.55%) Monthly,
1/20/22	84	(9)	—	(9)

Total Portugal			—	(9)

South Korea (0.0)%

UBS Securities, Receive Underlying Reference:
Samsung Electronics Monthly, Pay Variable
2.169% (1M USD LIBOR + 0.50%) Monthly,
1/20/22	183	(31)	—	(31)

Total South Korea			—	(31)

Spain 0.0%

Morgan Stanley, Receive Underlying Reference:
Telefonica Monthly, Pay Variable 0.092% (1M
EUR LIBOR + 0.55%) Monthly, 1/20/22	63	1	—	1

UBS Securities, Receive Underlying Reference:
Telefonica Monthly, Pay Variable (0.108)% (1M
EUR LIBOR + 0.35%) Monthly, 1/20/22	153	2	—	2

Total Spain			—	3

Sweden 0.0%

Goldman Sachs, Receive Underlying Reference:
Hexagon, B shares Monthly, Pay Variable
0.475% (1M SEK STIBOR + 0.40%) Monthly,
1/20/22	1,972	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: Atlas
Copco, B shares Monthly, Receive Variable
(0.325)% (1M SEK STIBOR + (0.40)%) Monthly,
1/20/22	863	10	—	10
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Boliden Monthly, Pay Variable 0.625% (1M SEK
STIBOR + 0.55%) Monthly, 1/20/22	389	(3)	—	(3)

UBS Securities, Pay Underlying Reference: Atlas
Copco, B shares Monthly, Receive Variable
(0.325)% (1M SEK STIBOR + (0.40)%) Monthly,
1/20/22	709	9	—	9

Total Sweden			—	14

Switzerland (0.0)%

Citibank, Pay Underlying Reference: Credit
Suisse Group Monthly, Receive Variable
(1.119)% (1M CHF LIBOR + (0.35)%) Monthly,
1/20/22	61	6	—	6

Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable (1.119)% (1M CHF
LIBOR + (0.35)%) Monthly, 1/20/22	326	(17)	—	(17)

Citibank, Receive Underlying Reference: Cie
Financiere Richemont Monthly, Pay Variable
(0.419)% (1M CHF LIBOR + 0.35%) Monthly,
1/20/22	34	(3)	—	(3)

Goldman Sachs, Pay Underlying Reference: TE
Connectivity Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	181	13	—	13

JPMorgan Chase, Pay Underlying Reference: TE
Connectivity Monthly, Receive Variable 1.369%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	256	17	—	17

Morgan Stanley, Receive Underlying Reference:
Alcon Monthly, Pay Variable (0.219)% (1M CHF
LIBOR + 0.55%) Monthly, 1/20/22	302	(13)	—	(13)

Morgan Stanley, Receive Underlying Reference:
Chubb Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	45	—	—	—

Morgan Stanley, Receive Underlying Reference:
Cie Financiere Richemont Monthly, Pay Variable
(0.219)% (1M CHF LIBOR + 0.55%) Monthly,
1/20/22	92	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
Swiss Re Monthly, Pay Variable (0.214)% (1M
CHF LIBOR + 0.55%) Monthly, 1/19/22	31	(1)	—	(1)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Roche Holding Monthly, Pay Variable (0.419)%
(1M CHF LIBOR + 0.35%) Monthly, 1/20/22	398	5	—	5

Total Switzerland			—	(2)

United Kingdom 0.1%

Citibank, Pay Underlying Reference: Gates
Industrial Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	104	5	—	5

Citibank, Pay Underlying Reference: Informa
Monthly, Receive Variable 0.296% (1M GBP
LIBOR + (0.35)%) Monthly, 1/20/22	134	17	—	17

Citibank, Pay Underlying Reference: M&G
Monthly, Receive Variable 0.296% (1M GBP
LIBOR + (0.35)%) Monthly, 1/19/22	189	—	—	—

Citibank, Pay Underlying Reference: Prudential
Monthly, Receive Variable 0.272% (1M GBP
LIBOR + (0.35)%) Monthly, 1/19/22	96	3	—	3

Citibank, Pay Underlying Reference: Standard
Life Aberdeen Monthly, Receive Variable 0.296%
(1M GBP LIBOR + (0.35)%) Monthly, 1/20/22	64	2	—	2

Citibank, Receive Underlying Reference:
Derwent London Monthly, Pay Variable 0.996%
(1M GBP LIBOR + 0.35%) Monthly, 1/20/22	84	3	—	3

Citibank, Receive Underlying Reference: London
Stock Exchange Group Monthly, Pay Variable
0.996% (1M GBP LIBOR + 0.35%) Monthly,
1/20/22	50	2	—	2

Citibank, Receive Underlying Reference: Smiths
Group Monthly, Pay Variable 0.996% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	30	(1)	—	(1)

Citibank, Receive Underlying Reference: Smiths
Group Monthly, Pay Variable 0.996% (1M GBP
LIBOR + 0.35%) Monthly, 1/20/22	145	(5)	—	(5)

Citibank, Receive Underlying Reference:
Trainline Monthly, Pay Variable 0.996% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	98	1	—	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Goldman Sachs, Pay Underlying Reference:
Bunzl Monthly, Receive Variable 0.246% (1M
GBP LIBOR + (0.40)%) Monthly, 1/20/22	323	27	—	27

Goldman Sachs, Receive Underlying Reference:
Fresnillo Monthly, Pay Variable 1.046% (1M GBP
LIBOR + 0.40%) Monthly, 1/19/22	66	5	—	5

Goldman Sachs, Receive Underlying Reference:
Great Portland Estates Monthly, Pay Variable
1.046% (1M GBP LIBOR + 0.40%) Monthly,
1/20/22	75	4	—	4

Goldman Sachs, Receive Underlying Reference:
HomeServe Monthly, Pay Variable 1.046% (1M
GBP LIBOR + 0.40%) Monthly, 1/20/22	39	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Bunzl Monthly, Receive Variable 0.246% (1M
GBP LIBOR + (0.40)%) Monthly, 1/20/22	55	5	—	5

Morgan Stanley, Pay Underlying Reference:
Hammerson Monthly, Receive Variable 0.246%
(1M GBP LIBOR + (0.40)%) Monthly, 1/19/22	80	13	—	13

Morgan Stanley, Pay Underlying Reference:
Informa Monthly, Receive Variable 0.246% (1M
GBP LIBOR + (0.40)%) Monthly, 1/20/22	157	20	—	20

Morgan Stanley, Pay Underlying Reference:
M&G Monthly, Receive Variable 0.246% (1M
GBP LIBOR + (0.40)%) Monthly, 1/19/22	70	—	—	—

Morgan Stanley, Pay Underlying Reference:
M&G Monthly, Receive Variable 0.246% (1M
GBP LIBOR + (0.40)%) Monthly, 1/20/22	112	—	—	—

Morgan Stanley, Pay Underlying Reference:
Standard Life Aberdeen Monthly, Receive
Variable 0.246% (1M GBP LIBOR + (0.40)%)
Monthly, 1/20/22	304	10	—	10

Morgan Stanley, Receive Underlying Reference:
Amarin Monthly, Pay Variable 1.954% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	20	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Amarin Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	97	(5)	—	(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
AstraZeneca Monthly, Pay Variable 1.196% (1M
GBP LIBOR + 0.55%) Monthly, 1/20/22	63	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
BP Monthly, Pay Variable 1.196% (1M GBP
LIBOR + 0.55%) Monthly, 1/20/22	150	(16)	—	(16)

Morgan Stanley, Receive Underlying Reference:
BT Group Monthly, Pay Variable 1.196% (1M
GBP LIBOR + 0.55%) Monthly, 1/20/22	156	(19)	—	(19)

Morgan Stanley, Receive Underlying Reference:
Derwent London Monthly, Pay Variable 1.196%
(1M GBP LIBOR + 0.55%) Monthly, 1/19/22	100	3	—	3

Morgan Stanley, Receive Underlying Reference:
Derwent London Monthly, Pay Variable 1.196%
(1M GBP LIBOR + 0.55%) Monthly, 1/20/22	54	2	—	2

Morgan Stanley, Receive Underlying Reference:
LivaNova Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	128	(11)	—	(11)

Morgan Stanley, Receive Underlying Reference:
Network International Holdings Monthly, Pay
Variable 1.196% (1M GBP LIBOR + 0.55%)
Monthly, 1/20/22	76	4	—	4

Morgan Stanley, Receive Underlying Reference:
Next Monthly, Pay Variable 1.196% (1M GBP
LIBOR + 0.55%) Monthly, 1/19/22	92	—	—	—

Morgan Stanley, Receive Underlying Reference:
Polypipe Group Monthly, Pay Variable 1.196%
(1M GBP LIBOR + 0.55%) Monthly, 1/19/22	96	5	—	5

Morgan Stanley, Receive Underlying Reference:
Weir Group Monthly, Pay Variable 1.196% (1M
GBP LIBOR + 0.55%) Monthly, 1/20/22	87	(9)	—	(9)

UBS Securities, Receive Underlying Reference:
ASOS Monthly, Pay Variable 0.966% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	54	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
ASOS Monthly, Pay Variable 0.968% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	54	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
ASOS Monthly, Pay Variable 0.972% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	12	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
AstraZeneca Monthly, Pay Variable 0.996% (1M
GBP LIBOR + 0.35%) Monthly, 1/20/22	187	(13)	—	(13)

UBS Securities, Receive Underlying Reference:
BP Monthly, Pay Variable 0.996% (1M GBP
LIBOR + 0.35%) Monthly, 1/20/22	31	(3)	—	(3)

UBS Securities, Receive Underlying Reference:
RELX Monthly, Pay Variable 0.966% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	64	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
RELX Monthly, Pay Variable 1.054% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	30	—	—	—

Total United Kingdom			—	38

United States (0.2)%

Bank of America, Pay Underlying Reference:
Apartment Investment & Management, Class A
Monthly, Receive Variable 1.269% (1M USD
LIBOR + (0.40)%) Monthly, 1/20/22	80	—	—	—

Bank of America, Pay Underlying Reference:
Coty, Class A Monthly, Receive Variable 0.197%
(1M USD LIBOR + (1.473)%) Monthly, 1/20/22	114	11	—	11

Bank of America, Pay Underlying Reference:
Duke Energy Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	105	(6)	—	(6)

Bank of America, Pay Underlying Reference:
FMC Monthly, Receive Variable 1.269% (1M USD
LIBOR + (0.40)%) Monthly, 1/20/22	185	6	—	6

Bank of America, Pay Underlying Reference:
Southwest Airlines Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	48	—	—	—

Bank of America, Pay Underlying Reference:
UDR Monthly, Receive Variable 1.269% (1M USD
LIBOR + (0.40)%) Monthly, 1/20/22	53	(1)	—	(1)

Bank of America, Pay Underlying Reference:
ViaSat Monthly, Receive Variable 0.801% (1M
USD LIBOR + (0.869)%) Monthly, 1/20/22	73	9	—	9

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Bank of America, Pay Underlying Reference:
ViaSat Monthly, Receive Variable 1.269% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	80	11	—	11

Bank of America, Receive Underlying Reference:
Applied Materials Monthly, Pay Variable 2.069%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	99	(6)	—	(6)

Bank of America, Receive Underlying Reference:
Avery Dennison Monthly, Pay Variable 2.069%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	249	(2)	—	(2)

Bank of America, Receive Underlying Reference:
Cognizant Technology Solutions, Class A
Monthly, Pay Variable 2.069% (1M USD LIBOR +
0.40%) Monthly, 1/20/22	136	(1)	—	(1)

Bank of America, Receive Underlying Reference:
JB Hunt Transport Services Monthly, Pay
Variable 2.069% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22	310	(29)	—	(29)

Bank of America, Receive Underlying Reference:
Micron Technology Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	28	(2)	—	(2)

Bank of America, Receive Underlying Reference:
Monolithic Power Systems Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	142	(6)	—	(6)

Bank of America, Receive Underlying Reference:
Pioneer Natural Resources Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	102	(7)	—	(7)

Bank of America, Receive Underlying Reference:
Targa Resources Monthly, Pay Variable 2.069%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	51	(4)	—	(4)

Bank of America, Receive Underlying Reference:
United Parcel Service, Class B Monthly, Pay
Variable 2.069% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22	299	(37)	—	(37)

Citibank, Pay Underlying Reference: BlackRock
Monthly, Receive Variable 1.369% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22	305	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Citibank, Pay Underlying Reference: CSX
Monthly, Receive Variable 1.369% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22	361	(6)	—	(6)

Citibank, Pay Underlying Reference: Franklin
Electric Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	311	11	—	11

Citibank, Pay Underlying Reference: IQVIA
Holdings Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	207	5	—	5

Citibank, Pay Underlying Reference: Stanley
Black & Decker Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	428	20	—	20

Citibank, Receive Underlying Reference: Air
Products & Chemicals Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	124	2	—	2

Citibank, Receive Underlying Reference: Cigna
Monthly, Pay Variable 1.969% (1M USD LIBOR +
0.30%) Monthly, 1/20/22	38	(3)	—	(3)

Citibank, Receive Underlying Reference:
Halliburton Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	202	(17)	—	(17)

Citibank, Receive Underlying Reference: Liberty
Oilfield Services, Class A Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	119	(23)	—	(23)

Citibank, Receive Underlying Reference: NextEra
Energy Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	226	15	—	15

Citibank, Receive Underlying Reference: Paycom
Software Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	202	20	—	20

Citibank, Receive Underlying Reference: RPM
International Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	196	(5)	—	(5)

Citibank, Receive Underlying Reference:
VeriSign Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	140	(3)	—	(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Goldman Sachs, Pay Underlying Reference:
Exxon Mobil Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	179	18	—	18

Goldman Sachs, Pay Underlying Reference:
HollyFrontier Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	256	10	—	10

Goldman Sachs, Pay Underlying Reference:
Hormel Foods Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	113	(5)	—	(5)

Goldman Sachs, Pay Underlying Reference:
Interpublic Group Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	55	3	—	3

Goldman Sachs, Pay Underlying Reference:
Kellogg Monthly, Receive Variable 1.269% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	127	4	—	4

Goldman Sachs, Pay Underlying Reference: Kraft
Heinz Monthly, Receive Variable 1.269% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	43	3	—	3

Goldman Sachs, Pay Underlying Reference:
Parker-Hannifin Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	86	4	—	4

Goldman Sachs, Pay Underlying Reference:
Smart Sand Monthly, Receive Variable (0.554)%
(1M USD LIBOR + (2.223)%) Monthly, 1/20/22	67	6	—	6

Goldman Sachs, Pay Underlying Reference:
Starbucks Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	274	20	—	20

Goldman Sachs, Pay Underlying Reference:
Zimmer Biomet Holdings Monthly, Receive
Variable 1.269% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	93	—	—	—

Goldman Sachs, Receive Underlying Reference:
Advanced Micro Devices Monthly, Pay Variable
2.061% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	181	(16)	—	(16)

Goldman Sachs, Receive Underlying Reference:
Advanced Micro Devices Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	32	(1)	—	(1)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Goldman Sachs, Receive Underlying Reference:
Amphenol, Class A Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	40	(3)	—	(3)

Goldman Sachs, Receive Underlying Reference:
Anixter International Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	198	(4)	—	(4)

Goldman Sachs, Receive Underlying Reference:
AtriCure Monthly, Pay Variable 2.069% (1M USD
LIBOR + 0.40%) Monthly, 1/20/22	91	8	—	8

Goldman Sachs, Receive Underlying Reference:
Cummins Monthly, Pay Variable 2.069% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	506	(38)	—	(38)

Goldman Sachs, Receive Underlying Reference:
Dollar Tree Monthly, Pay Variable 2.069% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	95	(4)	—	(4)

Goldman Sachs, Receive Underlying Reference:
Encore Capital Group Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	213	(14)	—	(14)

Goldman Sachs, Receive Underlying Reference:
Fortive Monthly, Pay Variable 2.069% (1M USD
LIBOR + 0.40%) Monthly, 1/20/22	38	(2)	—	(2)

Goldman Sachs, Receive Underlying Reference:
International Paper Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	274	(24)	—	(24)

Goldman Sachs, Receive Underlying Reference:
McDonald's Monthly, Pay Variable 2.069% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	219	4	—	4

Goldman Sachs, Receive Underlying Reference:
NexTier Oilfield Solutions Monthly, Pay Variable
2.069% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	7	(1)	—	(1)

Goldman Sachs, Receive Underlying Reference:
Packaging Monthly, Pay Variable 2.069% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	270	(31)	—	(31)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

JPMorgan Chase, Pay Underlying Reference:
AmerisourceBergen Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	179	11	—	11

JPMorgan Chase, Pay Underlying Reference:
Bank of America Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	252	14	—	14

JPMorgan Chase, Pay Underlying Reference: CH
Robinson Worldwide Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	197	27	—	27

JPMorgan Chase, Pay Underlying Reference:
Citizens Financial Group Monthly, Receive
Variable 1.369% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	257	8	—	8

JPMorgan Chase, Pay Underlying Reference:
DTE Energy Monthly, Receive Variable 1.369%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	135	(1)	—	(1)

JPMorgan Chase, Pay Underlying Reference:
Expeditors International of Washington Monthly,
Receive Variable 1.369% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	262	21	—	21

JPMorgan Chase, Pay Underlying Reference:
General Motors Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	225	11	—	11

JPMorgan Chase, Pay Underlying Reference:
Henry Schein Monthly, Receive Variable 1.369%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	58	—	—	—

JPMorgan Chase, Pay Underlying Reference:
Hershey Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	169	(7)	—	(7)

JPMorgan Chase, Pay Underlying Reference:
Hewlett Packard Enterprise Monthly, Receive
Variable 1.369% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	217	22	—	22

JPMorgan Chase, Pay Underlying Reference:
Intel Monthly, Receive Variable 1.369% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22	203	(18)	—	(18)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

JPMorgan Chase, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable 1.369% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	45	(2)	—	(2)

JPMorgan Chase, Pay Underlying Reference: L
Brands Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	108	(18)	—	(18)

JPMorgan Chase, Pay Underlying Reference:
Lowe's Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	185	4	—	4

JPMorgan Chase, Pay Underlying Reference:
Martin Marietta Materials Monthly, Receive
Variable 1.369% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	193	(1)	—	(1)

JPMorgan Chase, Pay Underlying Reference:
Oracle Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	241	10	—	10

JPMorgan Chase, Pay Underlying Reference:
Republic Services Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	213	(6)	—	(6)

JPMorgan Chase, Pay Underlying Reference:
Smart Sand Monthly, Receive Variable 1.369%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	22	2	—	2

JPMorgan Chase, Pay Underlying Reference:
Twitter Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	125	3	—	3

JPMorgan Chase, Pay Underlying Reference:
Verizon Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	166	(3)	—	(3)

JPMorgan Chase, Pay Underlying Reference:
Vulcan Materials Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	252	(3)	—	(3)

JPMorgan Chase, Receive Underlying
Reference: Carvana Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	172	(16)	—	(16)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: Comcast, Class A Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	109	(7)	—	(7)

JPMorgan Chase, Receive Underlying
Reference: CVS Health Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	87	(8)	—	(8)

JPMorgan Chase, Receive Underlying
Reference: Entergy Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	296	18	—	18

JPMorgan Chase, Receive Underlying
Reference: Equitable Holdings Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	126	(8)	—	(8)

JPMorgan Chase, Receive Underlying
Reference: Juniper Networks Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	175	(11)	—	(11)

JPMorgan Chase, Receive Underlying
Reference: Kimberly-Clark Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	295	2	—	2

JPMorgan Chase, Receive Underlying
Reference: McKesson Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	68	(5)	—	(5)

JPMorgan Chase, Receive Underlying
Reference: MGM Resorts International Monthly,
Pay Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	139	(9)	—	(9)

JPMorgan Chase, Receive Underlying
Reference: Netflix Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	52	1	—	1

JPMorgan Chase, Receive Underlying
Reference: PACCAR Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	187	(8)	—	(8)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: Philip Morris International Monthly,
Pay Variable 2.019% (1M USD LIBOR + 0.35%)
Monthly, 1/20/22	116	(7)	—	(7)

JPMorgan Chase, Receive Underlying
Reference: State Street Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	135	(9)	—	(9)

JPMorgan Chase, Receive Underlying
Reference: Wells Fargo Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	236	(7)	—	(7)

Morgan Stanley, Pay Underlying Reference:
Aberdeen Standard Physical Palladium Shares
ETF Monthly, Receive Variable (11.50)% (1M
USD LIBOR + (13.15)%) Monthly, 1/20/22	43	—	—	—

Morgan Stanley, Pay Underlying Reference:
Aberdeen Standard Physical Platinum Shares
ETF Monthly, Receive Variable (1.15)% (1M USD
LIBOR + (2.80)%) Monthly, 1/20/22	47	1	—	1

Morgan Stanley, Pay Underlying Reference:
Activision Blizzard Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	87	2	—	2

Morgan Stanley, Pay Underlying Reference:
Albemarle Monthly, Receive Variable 1.249%
(1M USD LIBOR + (0.42)%) Monthly, 1/20/22	504	—	—	—

Morgan Stanley, Pay Underlying Reference: AMC
Networks, Class A Monthly, Receive Variable
1.339% (1M USD LIBOR + (0.33)%) Monthly,
1/20/22	105	12	—	12

Morgan Stanley, Pay Underlying Reference:
American Airlines Group Monthly, Receive
Variable 1.369% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	145	4	—	4

Morgan Stanley, Pay Underlying Reference:
American Express Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	311	(1)	—	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Avaya Holdings Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	132	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference:
Bank of America Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	84	4	—	4

Morgan Stanley, Pay Underlying Reference:
Bank of New York Mellon Monthly, Receive
Variable 1.369% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	61	7	—	7

Morgan Stanley, Pay Underlying Reference:
Bristol-Myers Squibb Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	288	16	—	16

Morgan Stanley, Pay Underlying Reference:
Cabot Oil & Gas Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	298	55	—	55

Morgan Stanley, Pay Underlying Reference:
Campbell Soup Monthly, Receive Variable
1.255% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	196	1	—	1

Morgan Stanley, Pay Underlying Reference:
Campbell Soup Monthly, Receive Variable
1.261% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	214	3	—	3

Morgan Stanley, Pay Underlying Reference:
Caterpillar Monthly, Receive Variable 1.369%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	62	6	—	6

Morgan Stanley, Pay Underlying Reference:
Coca-Cola Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	112	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Deere Monthly, Receive Variable 1.359% (1M
USD LIBOR + (0.31)%) Monthly, 1/20/22	295	24	—	24

Morgan Stanley, Pay Underlying Reference:
Delta Air Lines Monthly, Receive Variable 1.254%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	32	3	—	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Delta Air Lines Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	186	18	—	18

Morgan Stanley, Pay Underlying Reference:
DENTSPLY SIRONA Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	51	3	—	3

Morgan Stanley, Pay Underlying Reference:
Dick's Sporting Goods Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	107	9	—	9

Morgan Stanley, Pay Underlying Reference:
Discovery, Class A Monthly, Receive Variable
1.039% (1M USD LIBOR + (0.63)%) Monthly,
1/20/22	200	17	—	17

Morgan Stanley, Pay Underlying Reference:
DISH Network, Class A Monthly, Receive
Variable 1.269% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	73	—	—	—

Morgan Stanley, Pay Underlying Reference:
Donaldson Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	211	14	—	14

Morgan Stanley, Pay Underlying Reference: Eli
Lilly Monthly, Receive Variable 1.269% (1M USD
LIBOR + (0.40)%) Monthly, 1/20/22	139	1	—	1

Morgan Stanley, Pay Underlying Reference:
Emerson Electric Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	582	39	—	39

Morgan Stanley, Pay Underlying Reference:
Equinix Monthly, Receive Variable 1.269% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	141	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Estee Lauder, Class A Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	305	33	—	33

Morgan Stanley, Pay Underlying Reference:
Exxon Mobil Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	470	48	—	48

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Fortune Brands Home & Security Monthly,
Receive Variable 1.269% (1M USD LIBOR +
(0.40)%) Monthly, 1/20/22	107	1	—	1

Morgan Stanley, Pay Underlying Reference:
Franklin Electric Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	60	2	—	2

Morgan Stanley, Pay Underlying Reference:
Hanesbrands Monthly, Receive Variable 1.229%
(1M USD LIBOR + (0.44)%) Monthly, 1/20/22	34	1	—	1

Morgan Stanley, Pay Underlying Reference:
Hanesbrands Monthly, Receive Variable 1.269%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	140	3	—	3

Morgan Stanley, Pay Underlying Reference:
Hewlett Packard Enterprise Monthly, Receive
Variable 1.269% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	70	7	—	7

Morgan Stanley, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable 1.309% (1M USD LIBOR +
(0.36)%) Monthly, 1/20/22	129	(7)	—	(7)

Morgan Stanley, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable 1.362% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	43	—	—	—

Morgan Stanley, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable 1.369% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	136	(7)	—	(7)

Morgan Stanley, Pay Underlying Reference:
International Flavors & Fragrances Monthly,
Receive Variable 0.055% (1M USD LIBOR +
(1.60)%) Monthly, 1/20/22	149	1	—	1

Morgan Stanley, Pay Underlying Reference:
Interpublic Group Monthly, Receive Variable
1.255% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	116	2	—	2

Morgan Stanley, Pay Underlying Reference:
Kimco Realty Monthly, Receive Variable 1.254%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	31	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Kimco Realty Monthly, Receive Variable 1.255%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	137	2	—	2

Morgan Stanley, Pay Underlying Reference: Kraft
Heinz Monthly, Receive Variable 1.269% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	54	4	—	4

Morgan Stanley, Pay Underlying Reference:
Lumber Liquidators Holdings Monthly, Receive
Variable (0.761)% (1M USD LIBOR + (2.43)%)
Monthly, 1/20/22	183	31	—	31

Morgan Stanley, Pay Underlying Reference:
McCormick Monthly, Receive Variable 1.369%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	150	4	—	4

Morgan Stanley, Pay Underlying Reference: Mid-
America Apartment Communities Monthly,
Receive Variable 1.369% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	99	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference:
Mohawk Industries Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	70	3	—	3

Morgan Stanley, Pay Underlying Reference:
MoneyGram International Monthly, Receive
Variable (3.696)% (1M USD LIBOR + (5.35)%)
Monthly, 1/20/22	26	6	—	6

Morgan Stanley, Pay Underlying Reference:
MoneyGram International Monthly, Receive
Variable (3.681)% (1M USD LIBOR + (5.35)%)
Monthly, 1/20/22	77	6	—	6

Morgan Stanley, Pay Underlying Reference:
Moody's Monthly, Receive Variable 1.269% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	138	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: New
York Times, Class A Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	146	5	—	5

Morgan Stanley, Pay Underlying Reference:
Northern Trust Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	75	7	—	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Prospect Capital Monthly, Receive Variable
(1.471)% (1M USD LIBOR + (3.14)%) Monthly,
1/20/22	112	—	—	—

Morgan Stanley, Pay Underlying Reference:
Robert Half International Monthly, Receive
Variable 1.339% (1M USD LIBOR + (0.33)%)
Monthly, 1/20/22	139	10	—	10

Morgan Stanley, Pay Underlying Reference:
Rockwell Automation Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	300	16	—	16

Morgan Stanley, Pay Underlying Reference:
Santander Consumer USA Holdings Monthly,
Receive Variable 1.269% (1M USD LIBOR +
(0.40)%) Monthly, 1/20/22	171	(29)	—	(29)

Morgan Stanley, Pay Underlying Reference:
Synchrony Financial Monthly, Receive Variable
1.269% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	130	10	—	10

Morgan Stanley, Pay Underlying Reference:
Valero Energy Monthly, Receive Variable 1.369%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	267	23	—	23

Morgan Stanley, Pay Underlying Reference:
Varian Medical Systems Monthly, Receive
Variable 1.269% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	262	13	—	13

Morgan Stanley, Pay Underlying Reference:
ViaSat Monthly, Receive Variable 1.269% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	22	3	—	3

Morgan Stanley, Pay Underlying Reference:
Western Digital Monthly, Receive Variable
1.369% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	180	3	—	3

Morgan Stanley, Pay Underlying Reference: WW
Grainger Monthly, Receive Variable 1.369% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	177	19	—	19

Morgan Stanley, Receive Underlying Reference:
AbbVie Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	309	(24)	—	(24)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Aimmune Therapeutics Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	141	(17)	—	(17)

Morgan Stanley, Receive Underlying Reference:
Alphabet, Class A Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	266	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Altaba Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	157	16	—	16

Morgan Stanley, Receive Underlying Reference:
Altria Group Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	176	(13)	—	(13)

Morgan Stanley, Receive Underlying Reference:
Amazon. com Monthly, Pay Variable 1.962% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	101	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Ameren Monthly, Pay Variable 1.955% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	76	—	—	—

Morgan Stanley, Receive Underlying Reference:
Ameren Monthly, Pay Variable 1.962% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	7	—	—	—

Morgan Stanley, Receive Underlying Reference:
American International Group Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	218	(8)	—	(8)

Morgan Stanley, Receive Underlying Reference:
Apple Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	536	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Applied Materials Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	124	(8)	—	(8)

Morgan Stanley, Receive Underlying Reference:
AtriCure Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	14	1	—	1

Morgan Stanley, Receive Underlying Reference:
Ceridian HCM Holding Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	220	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
CF Industries Holdings Monthly, Pay Variable
1.955% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	59	—	—	—

Morgan Stanley, Receive Underlying Reference:
CF Industries Holdings Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	71	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
CME Group Monthly, Pay Variable 1.954% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	63	3	—	3

Morgan Stanley, Receive Underlying Reference:
CME Group Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	33	2	—	2

Morgan Stanley, Receive Underlying Reference:
Concho Resources Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	37	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
DocuSign Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	146	11	—	11

Morgan Stanley, Receive Underlying Reference:
DuPont de Nemours Monthly, Pay Variable
1.962% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	309	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
E*TRADE Financial Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	580	(46)	—	(46)

Morgan Stanley, Receive Underlying Reference:
Eastman Chemical Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	487	(32)	—	(32)

Morgan Stanley, Receive Underlying Reference:
Edison International Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	168	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
EOG Resources Monthly, Pay Variable 1.954%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	87	(15)	—	(15)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
EOG Resources Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	140	(22)	—	(22)

Morgan Stanley, Receive Underlying Reference:
Euronet Worldwide Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	195	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Exact Sciences Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	126	5	—	5

Morgan Stanley, Receive Underlying Reference:
Facebook, Class A Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	180	(16)	—	(16)

Morgan Stanley, Receive Underlying Reference:
Fifth Third Bancorp Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	102	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
FleetCor Technologies Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	121	5	—	5

Morgan Stanley, Receive Underlying Reference:
Freeport-McMoRan Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	110	(17)	—	(17)

Morgan Stanley, Receive Underlying Reference:
Gardner Denver Holdings Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	207	5	—	5

Morgan Stanley, Receive Underlying Reference:
General Electric Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	129	6	—	6

Morgan Stanley, Receive Underlying Reference:
Global Payments Monthly, Pay Variable 1.954%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	242	1	—	1

Morgan Stanley, Receive Underlying Reference:
Global Payments Monthly, Pay Variable 1.955%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	43	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Halliburton Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	113	(8)	—	(8)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Howard Bancorp Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	113	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
International Flavors & Fragrances Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	158	1	—	1

Morgan Stanley, Receive Underlying Reference:
iRhythm Technologies Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	168	4	—	4

Morgan Stanley, Receive Underlying Reference:
JB Hunt Transport Services Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	131	(12)	—	(12)

Morgan Stanley, Receive Underlying Reference:
KKR, Class A Monthly, Pay Variable 2.219% (1M
USD LIBOR + 0.55%) Monthly, 1/20/22	160	13	—	13

Morgan Stanley, Receive Underlying Reference:
Marriott International, Class A Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	118	(6)	—	(6)

Morgan Stanley, Receive Underlying Reference:
Mastercard, Class A Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	63	—	—	—

Morgan Stanley, Receive Underlying Reference:
Microchip Technology Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	237	(22)	—	(22)

Morgan Stanley, Receive Underlying Reference:
Micron Technology Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	252	(14)	—	(14)

Morgan Stanley, Receive Underlying Reference:
Microsoft Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	228	10	—	10

Morgan Stanley, Receive Underlying Reference:
Monster Beverage Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	228	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
MyoKardia Monthly, Pay Variable 1.961% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	105	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
National Instruments Monthly, Pay Variable
1.955% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	83	2	—	2

Morgan Stanley, Receive Underlying Reference:
National Instruments Monthly, Pay Variable
1.962% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	22	—	—	—

Morgan Stanley, Receive Underlying Reference:
NexTier Oilfield Solutions Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	200	(41)	—	(41)

Morgan Stanley, Receive Underlying Reference:
NIKE, Class B Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	135	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
NVIDIA Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	173	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Occidental Petroleum Monthly, Pay Variable
1.969% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	163	(26)	—	(26)

Morgan Stanley, Receive Underlying Reference:
Oportun Financial Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	138	(12)	—	(12)

Morgan Stanley, Receive Underlying Reference:
PACCAR Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	164	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Preferred Bank/Los Angeles CA Monthly, Pay
Variable 1.969% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	124	2	—	2

Morgan Stanley, Receive Underlying Reference:
Public Storage Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	281	7	—	7

Morgan Stanley, Receive Underlying Reference:
QUALCOMM Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	117	(6)	—	(6)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) $ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
salesforce. com Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	229	1	—	1

Morgan Stanley, Receive Underlying Reference:
Seaboard Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	186	(11)	—	(11)

Morgan Stanley, Receive Underlying Reference:
Sealed Air Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	145	(13)	—	(13)

Morgan Stanley, Receive Underlying Reference:
Sempra Energy Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	139	6	—	6

Morgan Stanley, Receive Underlying Reference:
Steel Dynamics Monthly, Pay Variable 1.969%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	99	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
Tapestry Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	179	(18)	—	(18)

Morgan Stanley, Receive Underlying Reference:
Union Pacific Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	513	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
VF Monthly, Pay Variable 1.955% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	77	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
VF Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	121	(16)	—	(16)

Morgan Stanley, Receive Underlying Reference:
Visa, A Shares Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	120	—	—	—

Morgan Stanley, Receive Underlying Reference:
Wynn Resorts Monthly, Pay Variable 1.969% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	190	(30)	—	(30)

Morgan Stanley, Receive Underlying Reference:
Xilinx Monthly, Pay Variable 1.955% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	34	—	—	—

Morgan Stanley, Receive Underlying Reference:
Zendesk Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	177	5	—	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
Morgan Stanley, Receive Underlying Reference:
Zoetis Monthly, Pay Variable 1.969% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	348	(11)	—	(11)
Total United States			—	(90)

Total Bilateral Total Return Swaps			—	(227)

Total Bilateral Swaps			(1)	(232)

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
BNP Paribas	2/4/20	USD	606BRL	2,577$	4
BNP Paribas	2/4/20	BRL	2,577USD	621	(19)
BNP Paribas	3/3/20	USD	268BRL	1,122	6
Goldman Sachs	2/4/20	USD	257BRL	1,077	5
Goldman Sachs	2/4/20	BRL	1,077USD	252	(1)
Goldman Sachs	2/28/20	USD	1,171EUR	1,062	(9)
Goldman Sachs	2/28/20	USD	262INR	19,000	(2)
Goldman Sachs	3/31/20	INR	93,489USD	1,304	(8)
HSBC Bank	2/28/20	USD	504KRW	586,894	14
Morgan Stanley	2/28/20	USD	148NZD	227	2
Morgan Stanley	2/28/20	USD	457SEK	4,374	2
Morgan Stanley	2/28/20	TRY	5,806USD	970	(6)
Standard Chartered	2/28/20	RUB	54,114USD	862	(18)
State Street	2/4/20	USD	458BRL	1,958	1
State Street	2/4/20	BRL	1,958USD	468	(11)
State Street	2/28/20	USD	66CAD	87	—
State Street	2/28/20	USD	79NOK	724	—
State Street	2/28/20	GBP	676USD	880	13
UBS Securities	2/28/20	USD	1,404CHF	1,363	(14)
UBS Securities	2/28/20	MXN	23,358USD	1,235	(3)
UBS Securities	2/28/20	ZAR	7,118USD	484	(12)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(56)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 3 CAC40 10 Euro Index contracts	2/20	193$	(7)
Short, 3 Dax Performance Index contracts	3/20	(1,081)	25
Short, 7 Euro BOBL contracts	3/20	(1,048)	(5)
Long, 12 Euro BTP contracts	3/20	1,970	81
Short, 6 Euro BUND contracts	3/20	(1,165)	(21)
Short, 3 Euro BUXL thirty year bond contracts	3/20	(702)	(25)
Long, 4 Euro OAT contracts	3/20	742	13
Long, 9 Euro SCHATZ contracts	3/20	1,119	1
Short, 2 FTSE 100 Index contracts	3/20	(191)	5
Long, 5 FTSE/MIB Index contracts	3/20	644	—
Long, 16 Government of Australia ten year bond
contracts	3/20	1,584	24
Long, 10 Hang Seng Index contracts	2/20	1,689	(53)
Long, 11 Long Gilt contracts	3/20	1,960	38
Long, 7 Mini ten year JGB contracts	3/20	988	2
Short, 16 MSCI Emerging Markets Index contracts	3/20	(840)	40
Short, 44 S&P 500 E-Mini Index contracts	3/20	(7,093)	65
Long, 6 S&P/TSX 60 Index contracts	3/20	935	17
Short, 3 SPI 200 contracts	3/20	(349)	3
Short, 9 Tokyo Price Index contracts	3/20	(1,394)	27
Long, 38 U.S. Treasury Long Bonds contracts	3/20	6,214	135
Long, 12 U. S. Treasury Notes five year contracts	3/20	1,444	18
Long, 21 U. S. Treasury Notes ten year contracts	3/20	2,765	56
Long, 26 U. S. Treasury Notes two year contracts	3/20	5,625	14
Net payments (receipts) of variation margin to date			(285)

Variation margin receivable (payable) on open futures contracts			$168

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
T. Rowe Price Dynamic Credit
Fund - I Class		$23			$61	$50
T. Rowe Price Dynamic Global
Bond Fund - I Class		(33)			22	22
T. Rowe Price Global Stock
Fund		56			272	—
T. Rowe Price Ultra Short-Term
Bond Fund - I Class		9			(13)	107
T. Rowe Price Government
Reserve Fund		—			—	18
T. Rowe Price Short-Term Fund		—			—	—++
Totals		$55	#		$342	$197+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	10/31/19	Cost			Cost	1/31/20
T. Rowe Price Dynamic
Credit Fund - I Class	$5,609			$74	$150$	5,594
T. Rowe Price Dynamic
Global Bond Fund - I Class	4,988			23	1,948	3,085
T. Rowe Price Global Stock
Fund	—	5,328			—	5,600
T. Rowe Price Ultra Short-
Term Bond Fund - I Class	19,096			108	2,291	16,900
T. Rowe Price Government
Reserve Fund	4,622			¤	¤	5,392
T. Rowe Price Short-Term
Fund	1,198			¤	¤	3,015
						$39,586^

#	Capital gain distributions from mutual funds represented $66 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $197 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $39,224.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus. The fund incepted on
February 23, 2018.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Bank Loans	$	— $	7,864$	758$	8,622
Bond Mutual Funds		25,579	—	—	25,579
Common Stocks		120	934	—	1,054
Convertible Preferred Stocks		—	1,574	—	1,574
Fixed Income Securities[1]		—	11,798	—	11,798
Equity Mutual Funds		5,600	—	—	5,600
Preferred Stocks		406	—	—	406
Short-Term Investments		5,392	—	—	5,392
Securities Lending Collateral		3,015	—	—	3,015
Options Purchased		—	61	—	61
Total Securities		40,112	22,231	758	63,101
Swaps		—	1,737	—	1,737
Forward Currency Exchange Contracts		—	47	—	47
Futures Contracts		168	—	—	168
Total		$40,280$	24,015$	758$	65,053
Liabilities
Options Written		$83$	66$	— $	149
Swaps		—	1,970	—	1,970
Forward Currency Exchange Contracts		—	103	—	103
Total		$83$	2,139$	— $	2,222

[1] Includes Corporate Bonds, Government Bonds.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2020, totaled $10,000 for the period ended January 31, 2020.
During the period, transfers into Level 3 include securities acquired as a result of a corporate action.

($000 s)		Gain
	Beginning	(Loss)			Transfers	Ending
	Balance	During	Total	Total	Into	Balance
	11/1/19	Period	Purchases	Sales	Level 3	1/31/20
Investment in Securities
Bank Loans	$1,040	$10	$104	$(396)	$–	$758
Common Stocks	–	–	–	–	–	–

Total	$1,040	$10	$104	$(396)	$–	$758